FINANCE INCOME/FINANCE COSTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
FINANCE INCOME/FINANCE COSTS
Finance income - interest income	$ (108,556)	¥ (706,299)	¥ (815,729)	¥ (812,459)
Interest expense		5,161,663	5,169,568	6,119,964
Less: interest expense capitalized in property, plant and equipment		(344,452)	(414,133)	(522,053)
Interest expense, net of capitalized interest		4,817,211	4,755,435	5,597,911
Amortization of unrecognized finance expenses		241,097	324,701	285,727
Exchange loss/(gain), net		131,621	(60,228)	95,851
Finance costs	$ 797,677	5,189,929	5,019,908	5,979,489
Finance costs, net		¥ 4,483,630	¥ 4,204,179	¥ 5,167,030
Minimum
FINANCE INCOME/FINANCE COSTS
Capitalization rate during the year	4.41%	4.41%	3.85%	4.90%
Maximum
FINANCE INCOME/FINANCE COSTS
Capitalization rate during the year	8.00%	8.00%	6.00%	6.55%